Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	19,556	22,090	22,976
Interest expense	(11,441)	(14,947)	(16,550)
Net interest income	8,115	7,143	6,426
Commissions and fees	13,226	12,724	12,638
Trading revenues	2,739	1,196	5,021
Other revenues	1,776	2,548	1,806
Net revenues	25,856	23,611	25,891
Provision for credit losses	167	170	187
Compensation and benefits	11,256	12,303	13,001
General and administrative expenses	8,599	7,246	7,293
Commission expenses	1,738	1,702	1,939
Total other operating expenses	10,337	8,948	9,232
Total operating expenses	21,593	21,251	22,233
Income tax expense	1,276	465	656
Income from continuing operations	2,820	1,725	2,815
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
Net income	2,965	1,685	2,790
Net income/(loss) attributable to noncontrolling interests	639	336	837
Net income attributable to shareholders	2,326	1,349	1,953
of which from continuing operations	2,181	1,389	1,978
of which from discontinued operations	145	(40)	(25)
Income from continuing operations before taxes	4,096	2,190	3,471
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,553	7,584	7,580
Interest expense	(3,899)	(4,472)	(4,687)
Net interest income	2,654	3,112	2,893
Commissions and fees	3,756	3,940	3,368
Trading revenues	(507)	1,638	(1,665)
Other revenues	1,361	861	1,310
Net revenues	7,264	9,551	5,906
Provision for credit losses	4	(5)	7
Compensation and benefits	3,380	3,601	3,665
General and administrative expenses	2,843	2,130	1,718
Commission expenses	227	252	263
Total other operating expenses	3,070	2,382	1,981
Total operating expenses	6,450	5,983	5,646
Income tax expense	14	1,333	(287)
Income from continuing operations	796	2,240	540
Income/(loss) from discontinued operations, net of tax	66	17	17
Net income	862	2,257	557
Net income/(loss) attributable to noncontrolling interests	575	281	734
Net income attributable to shareholders	287	1,976	(177)
of which from continuing operations	221	1,959	(194)
of which from discontinued operations	66	17	17
Income from continuing operations before taxes	810	3,573	253
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	12,468	13,960	14,831
Interest expense	(7,407)	(10,262)	(11,717)
Net interest income	5,061	3,698	3,114
Commissions and fees	9,302	8,609	8,992
Trading revenues	3,271	(309)	6,406
Other revenues	432	1,629	435
Net revenues	18,066	13,627	18,947
Provision for credit losses	89	93	116
Compensation and benefits	7,807	8,618	9,311
General and administrative expenses	5,811	5,074	5,610
Commission expenses	1,499	1,433	1,652
Total other operating expenses	7,310	6,507	7,262
Total operating expenses	15,117	15,125	16,573
Income tax expense	1,163	(886)	731
Income from continuing operations	1,697	(705)	1,527
Income/(loss) from discontinued operations, net of tax	79	(57)	(42)
Net income	1,776	(762)	1,485
Net income/(loss) attributable to noncontrolling interests	285	(881)	167
Net income attributable to shareholders	1,491	119	1,318
of which from continuing operations	1,412	176	1,360
of which from discontinued operations	79	(57)	(42)
Income from continuing operations before taxes	2,860	(1,591)	2,258
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	19,021	21,544	22,411
Interest expense	(11,306)	(14,734)	(16,404)
Net interest income	7,715	6,810	6,007
Commissions and fees	13,058	12,549	12,360
Trading revenues	2,764	1,329	4,741
Other revenues	1,793	2,490	1,745
Net revenues	25,330	23,178	24,853
Provision for credit losses	93	88	123
Compensation and benefits	11,187	12,219	12,976
General and administrative expenses	8,654	7,204	7,328
Commission expenses	1,726	1,685	1,915
Total other operating expenses	10,380	8,889	9,243
Total operating expenses	21,567	21,108	22,219
Income tax expense	1,177	447	444
Income from continuing operations	2,493	1,535	2,067
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
Net income	2,638	1,495	2,042
Net income/(loss) attributable to noncontrolling interests	860	(600)	901
Net income attributable to shareholders	1,778	2,095	1,141
of which from continuing operations	1,633	2,135	1,166
of which from discontinued operations	145	(40)	(25)
Income from continuing operations before taxes	3,670	1,982	2,511
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	62	81	161
Interest expense	(60)	(79)	(153)
Net interest income	2	2	8
Commissions and fees	4	(12)	9
Trading revenues	(23)	1	1
Other revenues	2,288	1,319	1,888
Net revenues	2,271	1,310	1,906
Provision for credit losses	0	0	0
Compensation and benefits	59	56	80
General and administrative expenses	(135)	(101)	(135)
Commission expenses	1	1	1
Total other operating expenses	(134)	(100)	(134)
Total operating expenses	(75)	(44)	(54)
Income tax expense	20	5	7
Income from continuing operations	2,326	1,349	1,953
Income/(loss) from discontinued operations, net of tax	0	0	0
Net income	2,326	1,349	1,953
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income attributable to shareholders	2,326	1,349	1,953
of which from continuing operations	2,326	1,349	1,953
of which from discontinued operations	0	0	0
Income from continuing operations before taxes	2,346	1,354	1,960
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	473	465	404
Interest expense	(75)	(134)	7
Net interest income	398	331	411
Commissions and fees	164	187	269
Trading revenues	(2)	(134)	279
Other revenues	(2,305)	(1,261)	(1,827)
Net revenues	(1,745)	(877)	(868)
Provision for credit losses	74	82	64
Compensation and benefits	10	28	(55)
General and administrative expenses	80	143	100
Commission expenses	11	16	23
Total other operating expenses	91	159	123
Total operating expenses	101	187	68
Income tax expense	79	13	205
Income from continuing operations	(1,999)	(1,159)	(1,205)
Income/(loss) from discontinued operations, net of tax	0	0	0
Net income	(1,999)	(1,159)	(1,205)
Net income/(loss) attributable to noncontrolling interests	(221)	936	(64)
Net income attributable to shareholders	(1,778)	(2,095)	(1,141)
of which from continuing operations	(1,778)	(2,095)	(1,141)
of which from discontinued operations	0	0	0
Income from continuing operations before taxes	(1,920)	(1,146)	(1,000)